Net Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net debt [line items]
Cash and cash equivalents restricted by legal or contractual arrangements	$ 125	$ 112
Defaults on loans payable	0
Revolving credit facility [member]
Disclosure of net debt [line items]
Revolving credit facility, maximum amount	5,500
Commercial paper, amount drawn
Revolving credit facility, maturity period	5-year maturity, with two one-year extension options